INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Statutory income tax rate	26.50%	26.50%
Income before income tax expense	$ 2,289	$ 2,127
Computed income tax expense	607	564
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	10	1
Non-deductible portion of equity losses	9	12
Non-taxable portion of capital gains	(5)	0
Non-taxable income from security investments	(12)	(11)
Other	0	3
Total income tax expense	$ 609	$ 569
Effective income tax rate	26.60%	26.80%